Leases - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
Property sublease, description	The Company leases space under operating leases for administrative offices in New York, New York, and Waltham, Massachusetts and wet laboratory space in Watertown, Massachusetts. The Company also leased office space under operating leases, which had a non-cancelable lease term of less than one year and, therefore, management elected the practical expedient to exclude these short-term leases from right-of-use assets and lease liabilities.
Operating lease costs	$ 394,000	$ 236,000
Weighted-Average remaining lease term	19 months
Weighted-average discount rate - operating lease	10.60%
General and Administrative Expenses [Member]
Leases [Line Items]
Operating lease costs	$ 400,000	200,000
Research and Development Expenses [Member]
Leases [Line Items]
Operating lease costs	$ 17	$ 0